Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Signigicant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table)
Charterer	2022	2021	2020
A	13%	14%	12%
B	8%	11%	9%
C	8%	8%	9%